Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Statement [Abstract]
Net revenues	$ 18,205	$ 18,218	$ 18,271
Cost of sales	13,360	11,395	12,499
Gross profit	4,845	6,823	5,772
Selling, general and administrative expenses	2,956	2,124	2,961
Asset impairment and exit costs	(1)	108	141
Operating income	1,890	4,591	2,670
Interest and other expense, net	(484)	(501)	(258)
Royalty income from Mondelēz International	0	0	41
Earnings before income taxes	1,406	4,090	2,453
Provision for income taxes	363	1,375	811
Net earnings	$ 1,043	$ 2,715	$ 1,642
Per share data:
Basic earnings per share	$ 1.75	$ 4.55	$ 2.77
Diluted earnings per share	1.74	4.51	2.75
Dividends declared	$ 2.15	$ 2.05	$ 0.50